Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 001 - USD ($) $ in Thousands	Apr. 30, 2025	Apr. 30, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits on the financial statements	$ 386,244	$ 348,603
Deemed loans with no post-default payments	(142)	(171)
Net assets available for benefits on Form 5500	$ 386,102	$ 348,432